Expense Example, No Redemption (USD $)	12 Months Ended
Sep. 30, 2013
Vanguard Growth and Income Fund - Investor Shares | Vanguard Growth and Income Fund
Expense Example, No Redemption:
1 YEAR	$ 37
3 YEAR	116
5 YEAR	202
10 YEAR	456
Vanguard Growth and Income Fund - Admiral Shares | Vanguard Growth and Income Fund
Expense Example, No Redemption:
1 YEAR	27
3 YEAR	84
5 YEAR	146
10 YEAR	331
Vanguard Structured Large-Cap Equity Fund - Institutional Shares | Vanguard Structured Large-Cap Equity Fund
Expense Example, No Redemption:
1 YEAR	25
3 YEAR	77
5 YEAR	135
10 YEAR	306
Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares | Vanguard Structured Large-Cap Equity Fund
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Vanguard Structured Broad Market Fund - Institutional Shares | Vanguard Structured Broad Market Fund
Expense Example, No Redemption:
1 YEAR	26
3 YEAR	80
5 YEAR	141
10 YEAR	318
Vanguard Structured Broad Market Fund - Institutional Plus Shares | Vanguard Structured Broad Market Fund
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	$ 230